Segment Reporting - Reconciliation of Total Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Consolidated total assets	$ 12,055,711	$ 11,555,701
Shuttle Tanker and FSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,940,146	1,947,905
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	3,340,920	2,836,998
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	3,699,293	3,616,044
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	1,576,691	1,874,101
Cash [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	748,900	614,660
Accounts Receivable [Member] | Other Assets [Member]
Segment Reporting Information [Line Items]
Consolidated total assets	$ 749,761	$ 665,993